GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL AND OTHER INTANGIBLES	GOODWILL AND OTHER INTANGIBLES
Goodwill

Goodwill is assigned to reporting units, which are operating segments or one level below an operating segment, as of the acquisition date. The following table presents the balance of the Company's goodwill by its reporting units for the periods indicated:

(in thousands)	Auto	CBB	C&I	CRE	CIB	Total
December 31, 2025 and 2024	$1,238,676	$159,027	$52,198	$1,015,130	$301,634	$2,766,665

During the years ended December 31, 2025 and 2024, there were no material additions, re-allocations, impairments, or disposals of goodwill.

The Company evaluates goodwill for impairment at the reporting unit level. The Company conducted its last annual goodwill impairment tests as of October 1, 2025 using generally accepted valuation methods. As a result of that impairment test, no goodwill impairment was identified.

Other Intangible Assets

The following table details amounts related to the Company's intangible assets subject to amortization for the dates indicated:

	December 31, 2025		December 31, 2024
(in thousands)	Net Carrying Amount	Accumulated Amortization	Net Carrying Amount	Accumulated Amortization
Intangibles subject to amortization:
Dealer networks	$189,958	$(280,042)	$213,458	$(256,542)
Stellantis relationship	—	(138,750)	1,754	(136,996)
Other intangibles	24,069	(59,840)	33,708	(50,302)
Total intangibles subject to amortization	$214,027	$(478,632)	$248,920	$(443,840)

At December 31, 2025 and December 31, 2024, the Company did not have any intangibles, other than goodwill, which were not subject to amortization.
Amortization expense on intangible assets was $34.9 million, $38.2 million and $39.5 million for the years ended December 31, 2025, 2024, and 2023, respectively.

The estimated aggregate amortization expense related to intangibles, excluding any impairment charges, for each of the five succeeding calendar years ending December 31 is:

Year	Calendar Year Amount
(in thousands)
2026	$32,487
2027	28,645
2028	26,340
2029	26,340
2030	26,340
Thereafter	73,875